RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Growers Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses to grower advances at beginning of period	$ (12,083)	$ (7,827)
Acquisitions		(3,785)
Disposals		431
Additional provisions in the period	(6,955)	(1,970)
Recoveries of amounts previously reserved	2,147	177
Write-offs	1,247	720
Balance sheet reclassifications	(3,500)	13
Foreign exchange impact	180	158
Allowance for expected credit losses to grower advances at end of period	$ (18,964)	$ (12,083)